INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

9.	INCOME TAXES

The components of income tax expense are as follows:

	Year ended December 31
(in thousands of $)	2019	2018	2017
Current tax expense	906	836	1,478
Deferred tax expense	118	431	27
Total income tax expense	1,024	1,267	1,505

The income taxes for the years ended December 31, 2019, 2018 and 2017 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2019	2018	2017
Effect of movement in deferred tax balances	118	431	27
Effect of adjustments in respect of current tax in prior periods	86	(369)	(5)
Effect of taxable income in various countries	820	1,205	1,483
Total tax expense	1,024	1,267	1,505

Jurisdictions open to examination

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are: 2018 (UK) and 2015 (Norway).
Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pension.
As of December 31, 2019, we have deferred tax assets of $1.1 million and deferred tax liabilities of $1.7 million.